Earnings Per Share - Summary of Earnings Per Share (Detail) - USD ($) $ / shares in Units, $ in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Earnings Per Share [Abstract]
Net loss	$ (477)	$ (78)
Less: Allocation to participating securities	0	0
Net loss available to shareholders	(477)	(78)
Effect of dilution	0	0
Diluted net loss available to shareholders	$ (477)	$ (78)
Basic earnings per share:
Weighted average number of common shares outstanding	504,000,000	504,000,000
Diluted earnings per share:
Weighted average number of common shares outstanding	504,000,000	504,000,000
Effect of dilutive share options	0	0
Effect of dilutive convertible bonds	0	0
Weighted average number of common shares outstanding adjusted for the effects of dilution	504,000,000	504,000,000
Basic (loss)/income per share (US dollar)	$ (0.95)	$ (0.16)
Diluted (loss)/income per share (US dollar)	$ (0.95)	$ (0.16)